ALLIANZ LIFE VARIABLE ACCOUNT B

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                             Financial Statements


                              December 31, 1995

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEPENDENT AUDITORS' REPORT

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1995, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended.
These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1995, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.



                                             KPMG Peat Marwick LLP


Minneapolis, Minnesota
January 22, 1996


                                     ALLIANZ LIFE VARIABLE ACCOUNT B
                                                    of
                             ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                   Statements of Assets and Liabilities

                                            December 31, 1995

                                              (In thousands)

                                                        Growth                         Real        U.S.
                                               Money      and    Precious   High      Estate    Government
                                               Market   Income    Metals   Income   Securities  Securities
                                                Fund     Fund      Fund     Fund       Fund        Fund
                                              --------  -------  --------  -------  ----------  ----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Money Market Fund, 400,242
   shares, cost $400,242                      $400,242        -         -        -           -           -
  Growth and Income Fund, 47,441
   shares, cost $642,464                             -  813,146         -        -           -           -
  Precious Metals Fund,
   6,938 shares, cost $95,110                        -        -    97,687        -           -           -
  High Income Fund, 23,702
   shares, cost $297,487                             -        -         -  323,767           -           -
  Real Estate Securities Fund,
   11,432 shares, cost $172,084                      -        -         -        -     198,914           -
  U.S. Government Securities Fund,
   39,967 shares, cost $517,705                      -        -         -        -           -     559,540
                                              --------  -------  --------  -------  ----------  ----------

     Total assets                              400,242  813,146    97,687  323,767     198,914     559,540
                                              --------  -------  --------  -------  ----------  ----------

Liabilities:

 Accrued mortality and expense risk charges        274      370        51      167         126         273
 Accrued administrative charges                     33       44         6       20          15          33
                                              --------  -------  --------  -------  ----------  ----------

     Total liabilities                             307      414        57      187         141         306
                                              --------  -------  --------  -------  ----------  ----------

     Net assets                               $399,935  812,732    97,630  323,580     198,773     559,234
                                              ========  =======  ========  =======  ==========  ==========

Contract owners' equity:

 Contracts in accumulation period (note 6)    $399,901  811,706    97,630  323,580     198,773     559,234
 Contracts in annuity payment
  period (note 2)                                   34    1,026         -        -           -           -
                                              --------  -------  --------  -------  ----------  ----------

     Total contract owners' equity            $399,935  812,732    97,630  323,580     198,773     559,234
                                              ========  =======  ========  =======  ==========  ==========


See accompanying notes to financial statements.


                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                            of
                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                     Statements of Assets and Liabilities (Continued)

                                    December 31, 1995

                                      (In thousands)

                                                           Zero     Zero    Zero
                                               Utility    Coupon   Coupon  Coupon  Global
                                                Equity    Fund -   Fund -  Fund -  Income
                                                 Fund      2000     2005    2010    Fund
                                              ----------  -------  ------  ------  -------
Investments at net asset value:

 Franklin Valuemark Funds:
  Utility Equity Fund, 72,973
   shares, cost $1,140,098                    $1,306,215        -       -       -        -
  Zero Coupon Fund - 2000,
   7,059 shares, cost $97,854                          -  111,030       -       -        -
  Zero Coupon Fund - 2005,
   4,220 shares, cost $61,163                          -        -  73,337       -        -
  Zero Coupon Fund - 2010,
   4,278 shares, cost $63,295                          -        -       -  77,181        -
  Global Income Fund, 16,365
   shares, cost $208,411                               -        -       -       -  220,267
                                              ----------  -------  ------  ------  -------

     Total assets                              1,306,215  111,030  73,337  77,181  220,267
                                              ----------  -------  ------  ------  -------

Liabilities:

 Accrued mortality and expense risk charges          643       58      40      40      111
 Accrued administrative charges                       77        7       5       5       13
                                              ----------  -------  ------  ------  -------

     Total liabilities                               720       65      45      45      124
                                              ----------  -------  ------  ------  -------

     Net assets                               $1,305,495  110,965  73,292  77,136  220,143
                                              ==========  =======  ======  ======  =======

Contract owners' equity:

 Contracts in accumulation period (note 6)    $1,304,348  110,965  73,292  77,136  220,143
 Contracts in annuity payment
  period (note 2)                                  1,147        -       -       -        -
                                              ----------  -------  ------  ------  -------

     Total contract owners' equity            $1,305,495  110,965  73,292  77,136  220,143
                                              ==========  =======  ======  ======  =======


See accompanying notes to financial statements.

                                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Assets and Liabilities (Continued)

                                                   December 31, 1995

                                                     (In thousands)

                                               Investment                Adjustable  Templeton               Templeton
                                                  Grade        Income       U.S.      Pacific    Rising    International
                                              Intermediate   Securities  Government   Growth    Dividends     Equity
                                                Bond Fund       Fund        Fund       Fund       Fund         Fund
                                              -------------  ----------  ----------  ---------  ---------  -------------
Investments at net asset value:

 Franklin Valuemark Funds:
  Investment Grade Intermediate Bond
   Fund, 10,675 shares, cost $141,092         $     149,978           -           -          -          -              -
  Income Securities Fund, 71,388
   shares, cost $1,051,796                                -   1,175,760           -          -          -              -
  Adjustable U.S. Government Fund,
   16,228 shares, cost $175,816                           -           -     174,610          -          -              -
  Templeton Pacific Growth Fund,
   22,071 shares, cost $293,424                           -           -           -    307,008          -              -
  Rising Dividends Fund, 33,432
   shares, cost $356,060                                  -           -           -          -    423,255              -
  Templeton International Equity Fund,
   59,699 shares, cost $741,003                           -           -           -          -          -        795,190
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total assets                                   149,978   1,175,760     174,610    307,008    423,255        795,190
                                              -------------  ----------  ----------  ---------  ---------  -------------

Liabilities:

 Accrued mortality and expense risk charges              86         551          92        147        235            464
 Accrued administrative charges                          10          66          11         18         28             56
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total liabilities                                   96         617         103        165        263            520
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Net assets                               $     149,882   1,175,143     174,507    306,843    422,992        794,670
                                              =============  ==========  ==========  =========  =========  =============

Contract owners' equity:

 Contracts in accumulation period (note 6)    $     149,882   1,173,447     174,507    306,448    422,318        794,226
 Contracts in annuity payment
  period (note 2)                                         -       1,696           -        395        674            444
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total contract owners' equity            $     149,882   1,175,143     174,507    306,843    422,992        794,670
                                              =============  ==========  ==========  =========  =========  =============


See accompanying notes to financial statements.


                                  ALLIANZ LIFE VARIABLE ACCOUNT B
                                                of
                          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                         Statements of Assets and Liabilities (Continued)

                                         December 31, 1995

                                          (In thousands)

                                               Templeton              Templeton
                                              Developing   Templeton    Global
                                                Markets     Global      Asset     Small     Total
                                                Equity      Growth    Allocation   Cap       All
                                                 Fund        Fund        Fund      Fund     Funds
                                              -----------  ---------  ----------  ------  ---------
Investments at net asset value:

 Franklin Valuemark Funds:
  Templeton Developing Markets Equity
   Fund, 15,394 shares, cost $153,792         $   150,553          -           -       -
  Templeton Global Growth Fund,
   27,442 shares, cost $295,657                         -    322,442           -       -
  Templeton Global Asset Allocation
   Fund, 1,364 shares, cost $14,024                     -          -      14,347       -
  Small Cap Fund, 1,299 shares,
   cost $13,104                                         -          -           -  13,287
                                              -----------  ---------  ----------  ------

     Total assets                                 150,553    322,442      14,347  13,287  7,707,756
                                              -----------  ---------  ----------  ------  ---------

Liabilities:

 Accrued mortality and expense risk charges            64        141         101      24      4,058
 Accrued administrative charges                         8         17          12       3        487
                                              -----------  ---------  ----------  ------  ---------

     Total liabilities                                 72        158         113      27      4,545
                                              -----------  ---------  ----------  ------  ---------

     Net assets                               $   150,481    322,284      14,234  13,260  7,703,211
                                              ===========  =========  ==========  ======  =========

Contract owners' equity:

 Contracts in accumulation period (note 6)    $   149,649    320,997      14,167  13,211  7,695,560
 Contracts in annuity payment
  period (note 2)                                     832      1,287          67      49      7,651
                                              -----------  ---------  ----------  ------  ---------

     Total contract owners' equity            $   150,481    322,284      14,234  13,260  7,703,211
                                              ===========  =========  ==========  ======  =========


See accompanying notes to financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                                      of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                           Statements of Operations

                                     For the year ended December 31, 1995

                                                (In thousands)

                                                        Growth                           Real         U.S.
                                             Money       and     Precious     High      Estate     Government
                                             Market     Income    Metals     Income   Securities   Securities
                                              Fund       Fund      Fund       Fund       Fund         Fund
                                           ----------  --------  ---------  --------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares      $  23,692     7,314      1,546    19,247        5,958       37,956
                                           ----------  --------  ---------  --------  -----------  -----------

Expenses:
  Mortality and expense risk charges           5,334     7,672      1,334     3,643        2,319        6,765
  Administrative charges                         640       921        160       437          278          812
                                           ----------  --------  ---------  --------  -----------  -----------

     Total expenses                            5,974     8,593      1,494     4,080        2,597        7,577
                                           ----------  --------  ---------  --------  -----------  -----------

     Investment income (loss), net            17,718    (1,279)        52    15,167        3,361       30,379

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                   -    15,921      1,145         -            -            -
                                           ----------  --------  ---------  --------  -----------  -----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                       421,429    39,408     64,829    49,344       34,264       84,760
   Cost of investments sold                 (421,429)  (34,253)   (63,824)  (46,046)     (32,787)     (82,065)
                                           ----------  --------  ---------  --------  -----------  -----------
     Total realized gains (losses) on
      sales of investments, net                    -     5,155      1,005     3,298        1,477        2,695
                                           ----------  --------  ---------  --------  -----------  -----------

     Realized gains (losses)
      on investments, net                          -    21,076      2,150     3,298        1,477        2,695

 Net change in unrealized appreciation
  (depreciation) on investments                    -   147,406     (2,147)   27,669       22,517       54,968
                                           ----------  --------  ---------  --------  -----------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net           -   168,482          3    30,967       23,994       57,663
                                           ----------  --------  ---------  --------  -----------  -----------

Net increase (decrease) in
 net assets from operations                $  17,718   167,203         55    46,134       27,355       88,042
                                           ==========  ========  =========  ========  ===========  ===========


See accompanying notes to financial statements.


                                  ALLIANZ LIFE VARIABLE ACCOUNT B
                                                 of
                          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                Statements of Operations (Continued)

                                For the year ended December 31, 1995

                                           (In thousands)

                                                       Zero      Zero     Zero      Zero
                                          Utility     Coupon    Coupon   Coupon    Coupon    Global
                                           Equity     Fund -    Fund -   Fund -    Fund -    Income
                                            Fund       1995      2000     2005      2010      Fund
                                         ----------  --------  --------  -------  --------  --------
Investment income:
  Dividends reinvested in fund shares    $  65,100     2,930     4,248    2,593     1,881     8,424
                                         ----------  --------  --------  -------  --------  --------

Expenses:
  Mortality and expense risk charges        14,486       478     1,208      751       726     2,797
  Administrative charges                     1,738        57       145       90        87       336
                                         ----------  --------  --------  -------  --------  --------

     Total expenses                         16,224       535     1,353      841       813     3,133
                                         ----------  --------  --------  -------  --------  --------

     Investment income (loss), net          48,876     2,395     2,895    1,752     1,068     5,291

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                 -        14         -        -         -         -
                                         ----------  --------  --------  -------  --------  --------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                     134,789    53,632    11,775    8,345    34,323    54,834
   Cost of investments sold               (133,200)  (53,046)  (10,694)  (7,592)  (31,336)  (55,040)
                                         ----------  --------  --------  -------  --------  --------
     Total realized gains (losses) on
      sales of investments, net              1,589       586     1,081      753     2,987      (206)
                                         ----------  --------  --------  -------  --------  --------

     Realized gains (losses)
      on investments, net                    1,589       600     1,081      753     2,987      (206)

 Net change in unrealized appreciation
  (depreciation) on investments            255,500      (597)   12,514   13,063    15,696    22,286
                                         ----------  --------  --------  -------  --------  --------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net   257,089         3    13,595   13,816    18,683    22,080
                                         ----------  --------  --------  -------  --------  --------

Net increase (decrease) in
  net assets from operations             $ 305,965     2,398    16,490   15,568    19,751    27,371
                                         ==========  ========  ========  =======  ========  ========


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                          Statements of Operations (Continued)

                                          For the year ended December 31, 1995

                                                     (In thousands)

                                           Investment                 Adjustable   Templeton                 Templeton
                                             Grade         Income        U.S.       Pacific      Rising    International
                                          Intermediate   Securities   Government     Growth    Dividends       Equity
                                           Bond Fund        Fund         Fund         Fund        Fund          Fund
                                         --------------  -----------  -----------  ----------  ----------  --------------
Investment income:
  Dividends reinvested in fund shares    $       5,974       58,967       12,390       6,144       7,357          12,759
                                         --------------  -----------  -----------  ----------  ----------  --------------

Expenses:
  Mortality and expense risk charges             1,832       13,095        2,381       4,028       4,379           9,608
  Administrative charges                           220        1,571          286         483         526           1,153
                                         --------------  -----------  -----------  ----------  ----------  --------------

     Total expenses                              2,052       14,666        2,667       4,511       4,905          10,761
                                         --------------  -----------  -----------  ----------  ----------  --------------

     Investment income (loss), net               3,922       44,301        9,723       1,633       2,452           1,998

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                     -        4,746            -       2,555           -          15,808
                                         --------------  -----------  -----------  ----------  ----------  --------------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                          16,878       62,553       87,316     142,977      21,235          99,450
   Cost of investments sold                    (16,254)     (60,199)     (88,643)   (142,382)    (19,912)        (95,103)
                                         --------------  -----------  -----------  ----------  ----------  --------------
     Total realized gains (losses) on
      sales of investments, net                    624        2,354       (1,327)        595       1,323           4,347
                                         --------------  -----------  -----------  ----------  ----------  --------------

     Realized gains (losses)
      on investments, net                          624        7,100       (1,327)      3,150       1,323          20,155

 Net change in unrealized appreciation
  (depreciation) on investments                  7,237      145,457        6,258      14,929      81,539          42,587
                                         --------------  -----------  -----------  ----------  ----------  --------------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net         7,861      152,557        4,931      18,079      82,862          62,742
                                         --------------  -----------  -----------  ----------  ----------  --------------

Net increase (decrease) in
 net assets from operations              $      11,783      196,858       14,654      19,712      85,314          64,740
                                         ==============  ===========  ===========  ==========  ==========  ==============


See accompanying notes to financial statements.

                                   ALLIANZ LIFE VARIABLE ACCOUNT B
                                                  of
                           ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                 Statements of Operations (Continued)

                                 For the year ended December 31, 1995

                                            (In thousands)

                                           Templeton    Templeton     Templeton
                                          Developing      Global    Global Asset   Small      Total
                                            Markets       Growth     Allocation     Cap        All
                                          Equity Fund      Fund         Fund        Fund      Funds
                                         -------------  ----------  -------------  ------  -----------
Investment income:
  Dividends reinvested in fund shares    $        465       1,261            240       -      286,446
                                         -------------  ----------  -------------  ------  -----------

Expenses:
  Mortality and expense risk charges            1,523       2,919            101      22       87,401
  Administrative charges                          183         350             12       3       10,488
                                         -------------  ----------  -------------  ------  -----------

     Total expenses                             1,706       3,269            113      25       97,889
                                         -------------  ----------  -------------  ------  -----------

     Investment income (loss), net             (1,241)     (2,008)           127     (25)     188,557

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                  109           -              -       -       40,298
                                         -------------  ----------  -------------  ------  -----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                         19,245       6,235          4,619       1    1,452,241
   Cost of investments sold                   (19,631)     (5,932)        (4,548)     (1)  (1,423,917)
                                         -------------  ----------  -------------  ------  -----------
     Total realized gains (losses) on
      sales of investments, net                  (386)        303             71       -       28,324
                                         -------------  ----------  -------------  ------  -----------

     Realized gains (losses)
      on investments, net                        (277)        303             71       -       68,622

 Net change in unrealized appreciation
  (depreciation) on investments                 3,149      26,429            323     183      896,966
                                         -------------  ----------  -------------  ------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net        2,872      26,732            394     183      965,588
                                         -------------  ----------  -------------  ------  -----------

Net increase (decrease) in
 net assets from operations              $      1,631      24,724            521     158    1,154,145
                                         =============  ==========  =============  ======  ===========


See accompanying notes to financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                                      of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Changes in Net Assets

                                For the years ended December 31, 1995 and 1994

                                                (In thousands)

                                                                       Growth    Growth
                                                  Money      Money      and       and     Precious   Precious
                                                  Market     Market    Income    Income    Metals     Metals
                                                   Fund       Fund      Fund      Fund      Fund       Fund
                                                ----------  --------  --------  --------  ---------  ---------
                                                   1995       1994      1995      1994      1995       1994
                                                ----------  --------  --------  --------  ---------  ---------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $  17,718     9,560    (1,279)   (2,959)        52       (793)
  Realized gains (losses) on investments, net           -         -    21,076     8,145      2,150      3,017
  Net change in unrealized appreciation
   (depreciation) on investments                        -         -   147,406   (21,586)    (2,147)    (5,762)
                                                ----------  --------  --------  --------  ---------  ---------

     Net increase (decrease) in net assets
      from operations                              17,718     9,560   167,203   (16,400)        55     (3,538)
                                                ----------  --------  --------  --------  ---------  ---------
 Contract transactions (note 6):
  Purchase payments                               190,018   402,816    98,725   124,695     11,049     38,433
  Transfers between funds                        (169,358)   34,121   150,088    59,547    (17,212)    19,303
  Surrenders and terminations                    (120,722)  (73,487)  (73,514)  (32,245)   (11,728)    (5,784)
  Rescissions                                      (5,198)   (9,660)   (1,783)   (1,852)      (326)      (354)
  Other transactions (note 2)                         238       250       240       (54)       (36)        (2)
                                                ----------  --------  --------  --------  ---------  ---------

     Net increase (decrease) in net assets
      resulting from contract transactions       (105,022)  354,040   173,756   150,091    (18,253)    51,596
                                                ----------  --------  --------  --------  ---------  ---------

Increase (decrease) in net assets                 (87,304)  363,600   340,959   133,691    (18,198)    48,058
                                                ----------  --------  --------  --------  ---------  ---------

Net assets at beginning of year                   487,239   123,639   471,773   338,082    115,828     67,770
                                                ----------  --------  --------  --------  ---------  ---------

Net assets at end of year                       $ 399,935   487,239   812,732   471,773     97,630    115,828
                                                ==========  ========  ========  ========  =========  =========


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                                          of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                    For the years ended December 31, 1995 and 1994

                                                    (In thousands)

                                                                        Real         Real         U.S.         U.S.
                                                  High       High      Estate       Estate     Government   Government
                                                 Income     Income   Securities   Securities   Securities   Securities
                                                  Fund       Fund       Fund         Fund         Fund         Fund
                                                ---------  --------  -----------  -----------  -----------  -----------
                                                  1995       1994       1995         1994         1995         1994
                                                ---------  --------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 15,167     6,592        3,361         (357)      30,379       20,347
  Realized gains (losses) on investments, net      3,298     2,133        1,477           79        2,695        1,513
  Net change in unrealized appreciation
   (depreciation) on investments                  27,669   (15,346)      22,517         (466)      54,968      (57,407)
                                                ---------  --------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                             46,134    (6,621)      27,355         (744)      88,042      (35,547)
                                                ---------  --------  -----------  -----------  -----------  -----------
 Contract transactions (note 6):
  Purchase payments                               47,086    73,592       19,829       69,260       47,766      105,968
  Transfers between funds                         46,491     5,342      (12,435)      35,863       (5,307)     (93,935)
  Surrenders and terminations                    (43,591)  (20,894)     (17,397)      (8,032)     (74,423)     (62,167)
  Rescissions                                     (1,643)   (1,104)        (277)        (635)      (1,813)      (3,388)
  Other transactions (note 2)                         77        84           99           (9)         132           64
                                                ---------  --------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions        48,420    57,020      (10,181)      96,447      (33,645)     (53,458)
                                                ---------  --------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets                 94,554    50,399       17,174       95,703       54,397      (89,005)
                                                ---------  --------  -----------  -----------  -----------  -----------

Net assets at beginning of year                  229,026   178,627      181,599       85,896      504,837      593,842
                                                ---------  --------  -----------  -----------  -----------  -----------

Net assets at end of year                       $323,580   229,026      198,773      181,599      559,234      504,837
                                                =========  ========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                                     of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                               Statements of Changes in Net Assets (Continued)

                               For the years ended December 31, 1995 and 1994

                                               (In thousands)

                                                                           Zero     Zero      Zero     Zero
                                                  Utility     Utility     Coupon   Coupon    Coupon   Coupon
                                                  Equity       Equity     Fund -   Fund -    Fund -   Fund -
                                                   Fund         Fund       1995     1995      2000     2000
                                                -----------  ----------  --------  -------  --------  -------
                                                   1995         1994       1995     1994      1995     1994
                                                -----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $   48,876      31,566     2,395    2,048     2,895    2,226
  Realized gains (losses) on investments, net        1,589      (4,505)      600      613     1,081      795
  Net change in unrealized appreciation
   (depreciation) on investments                   255,500    (209,171)     (597)  (2,957)   12,514   (8,436)
                                                -----------  ----------  --------  -------  --------  -------

     Net increase (decrease) in net assets
      from operations                              305,965    (182,110)    2,398     (296)   16,490   (5,415)
                                                -----------  ----------  --------  -------  --------  -------
 Contract transactions (note 6):
  Purchase payments                                 73,558     196,908     1,557    4,941    16,203   22,614
  Transfers between funds                           10,721    (313,095)  (36,522)   3,202    13,339    1,608
  Surrenders and terminations                     (141,926)    (97,394)  (13,413)  (6,634)  (10,927)  (5,586)
  Rescissions                                       (1,891)     (4,132)      (49)     (35)     (263)    (371)
  Other transactions (note 2)                          537        (179)       88       (8)      (17)     (11)
                                                -----------  ----------  --------  -------  --------  -------

     Net increase (decrease) in net assets
      resulting from contract transactions         (59,001)   (217,892)  (48,339)   1,466    18,335   18,254
                                                -----------  ----------  --------  -------  --------  -------

Increase (decrease) in net assets                  246,964    (400,002)  (45,941)   1,170    34,825   12,839
                                                -----------  ----------  --------  -------  --------  -------

Net assets at beginning of year                  1,058,531   1,458,533    45,941   44,771    76,140   63,301
                                                -----------  ----------  --------  -------  --------  -------

Net assets at end of year                       $1,305,495   1,058,531         -   45,941   110,965   76,140
                                                ===========  ==========  ========  =======  ========  =======


See accompanying notes to financial statements.


                                    ALLIANZ LIFE VARIABLE ACCOUNT B
                                                  of
                            ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                            Statements of Changes in Net Assets (Continued)

                            For the years ended December 31, 1995 and 1994

                                            (In thousands)

                                                  Zero     Zero     Zero     Zero
                                                 Coupon   Coupon   Coupon   Coupon    Global    Global
                                                 Fund -   Fund -   Fund -   Fund -    Income    Income
                                                  2005     2005     2010     2010      Fund      Fund
                                                --------  -------  -------  -------  --------  --------
                                                  1995     1994     1995     1994      1995      1994
                                                --------  -------  -------  -------  --------  --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 1,752    1,027    1,068      736     5,291     3,045
  Realized gains (losses) on investments, net       753      626    2,987      135      (206)    1,653
  Net change in unrealized appreciation
   (depreciation) on investments                 13,063   (5,757)  15,696   (3,733)   22,286   (20,889)
                                                --------  -------  -------  -------  --------  --------

     Net increase (decrease) in net assets
      from operations                            15,568   (4,104)  19,751   (2,862)   27,371   (16,191)
                                                --------  -------  -------  -------  --------  --------
 Contract transactions (note 6):
  Purchase payments                              13,119   15,613   12,239    8,813    13,098    78,997
  Transfers between funds                         4,711     (294)   9,807   13,300   (21,421)   (5,062)
  Surrenders and terminations                    (4,654)  (2,526)  (5,624)  (3,226)  (29,898)  (16,449)
  Rescissions                                      (185)    (306)    (469)    (265)     (400)   (1,310)
  Other transactions (note 2)                       (23)     (96)     177        6        25       137
                                                --------  -------  -------  -------  --------  --------

     Net increase (decrease) in net assets
      resulting from contract transactions       12,968   12,391   16,130   18,628   (38,596)   56,313
                                                --------  -------  -------  -------  --------  --------

Increase (decrease) in net assets                28,536    8,287   35,881   15,766   (11,225)   40,122
                                                --------  -------  -------  -------  --------  --------

Net assets at beginning of year                  44,756   36,469   41,255   25,489   231,368   191,246
                                                --------  -------  -------  -------  --------  --------

Net assets at end of year                       $73,292   44,756   77,136   41,255   220,143   231,368
                                                ========  =======  =======  =======  ========  ========


See accompanying notes to financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT B
                                                               of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                         Statements of Changes in Net Assets (Continued)

                                         For the years ended December 31, 1995 and 1994

                                                         (In thousands)

                                                  Investment     Investment                              Adjustable   Adjustable
                                                    Grade           Grade        Income       Income        U.S.         U.S.
                                                 Intermediate   Intermediate   Securities   Securities   Government   Government
                                                  Bond Fund       Bond Fund       Fund         Fund         Fund         Fund
                                                --------------  -------------  -----------  -----------  -----------  -----------
                                                     1995           1994          1995         1994         1995         1994
                                                --------------  -------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $       3,922          1,833       44,301       14,009        9,723        8,204
  Realized gains (losses) on investments, net             624            677        7,100        4,517       (1,327)      (2,310)
  Net change in unrealized appreciation
   (depreciation) on investments                        7,237         (3,562)     145,457      (86,577)       6,258      (10,031)
                                                --------------  -------------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                                  11,783         (1,052)     196,858      (68,051)      14,654       (4,137)
                                                --------------  -------------  -----------  -----------  -----------  -----------
 Contract transactions (note 6):
  Purchase payments                                    15,136         39,681      145,910      334,009       43,555      119,427
  Transfers between funds                                 364           (430)      33,034       44,929      (75,287)    (144,039)
  Surrenders and terminations                         (16,323)        (8,811)    (125,202)     (68,497)     (27,666)     (30,329)
  Rescissions                                            (379)          (527)      (3,470)      (6,184)      (1,087)      (2,051)
  Other transactions (note 2)                             (24)            (2)         670           81          296          110
                                                --------------  -------------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions             (1,226)        29,911       50,942      304,338      (60,189)     (56,882)
                                                --------------  -------------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets                      10,557         28,859      247,800      236,287      (45,535)     (61,019)
                                                --------------  -------------  -----------  -----------  -----------  -----------

Net assets at beginning of year                       139,325        110,466      927,343      691,056      220,042      281,061
                                                --------------  -------------  -----------  -----------  -----------  -----------

Net assets at end of year                       $     149,882        139,325    1,175,143      927,343      174,507      220,042
                                                ==============  =============  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT B
                                                              of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Changes in Net Assets (Continued)

                                        For the years ended December 31, 1995 and 1994

                                                        (In thousands)

                                                 Templeton   Templeton                             Templeton       Templeton
                                                  Pacific     Pacific      Rising      Rising    International   International
                                                  Growth       Growth    Dividends   Dividends       Equity          Equity
                                                   Fund         Fund        Fund        Fund          Fund            Fund
                                                -----------  ----------  ----------  ----------  --------------  --------------
                                                   1995         1994        1995        1994          1995            1994
                                                -----------  ----------  ----------  ----------  --------------  --------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $    1,633      (3,669)      2,452         746           1,998          (6,764)
  Realized gains (losses) on investments, net        3,150       2,541       1,323      (1,037)         20,155           6,161
  Net change in unrealized appreciation
   (depreciation) on investments                    14,929     (32,730)     81,539     (14,714)         42,587         (22,558)
                                                -----------  ----------  ----------  ----------  --------------  --------------

     Net increase (decrease) in net assets
      from operations                               19,712     (33,858)     85,314     (15,005)         64,740         (23,161)
                                                -----------  ----------  ----------  ----------  --------------  --------------
 Contract transactions (note 6):
  Purchase payments                                 27,022     145,620      42,756      62,677          99,403         301,166
  Transfers between funds                          (52,319)     54,656      50,303     (19,751)        (30,418)        196,400
  Surrenders and terminations                      (35,125)    (18,242)    (35,907)    (17,224)        (72,338)        (29,507)
  Rescissions                                       (1,057)     (2,213)       (750)       (821)         (2,115)         (3,386)
  Other transactions (note 2)                          (45)         16         131         122              59              87
                                                -----------  ----------  ----------  ----------  --------------  --------------

     Net increase (decrease) in net assets
      resulting from contract transactions         (61,524)    179,837      56,533      25,003          (5,409)        464,760
                                                -----------  ----------  ----------  ----------  --------------  --------------

Increase (decrease) in net assets                  (41,812)    145,979     141,847       9,998          59,331         441,599
                                                -----------  ----------  ----------  ----------  --------------  --------------

Net assets at beginning of year                    348,655     202,676     281,145     271,147         735,339         293,740
                                                -----------  ----------  ----------  ----------  --------------  --------------

Net assets at end of year                       $  306,843     348,655     422,992     281,145         794,670         735,339
                                                ===========  ==========  ==========  ==========  ==============  ==============


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                                            of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Changes in Net Assets (Continued)

                                      For the years ended December 31, 1995 and 1994

                                                      (In thousands)

                                                 Templeton     Templeton                            Templeton   Templeton
                                                 Developing   Developing   Templeton   Templeton     Global       Global
                                                  Markets       Markets      Global      Global       Asset       Asset
                                                   Equity       Equity       Growth      Growth    Allocation   Allocation
                                                    Fund         Fund         Fund        Fund        Fund         Fund
                                                ------------  -----------  ----------  ----------  -----------  ----------
                                                    1995         1994         1995        1994        1995         1994
                                                ------------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $    (1,241)        (542)     (2,008)       (812)         127            -
  Realized gains (losses) on investments, net          (277)         (77)        303          15           71            -
  Net change in unrealized appreciation
   (depreciation) on investments                      3,149       (6,388)     26,429         356          323            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

     Net increase (decrease) in net assets
      from operations                                 1,631       (7,007)     24,724        (441)         521            -
                                                ------------  -----------  ----------  ----------  -----------  ----------
 Contract transactions (note 6):
  Purchase payments                                  42,027       57,484     119,490      89,328        5,580            -
  Transfers between funds                            22,865       43,967      46,237      64,368        9,316            -
  Surrenders and terminations                        (7,387)      (1,472)    (15,658)     (2,702)      (1,163)           -
  Rescissions                                        (1,069)        (501)     (1,966)     (1,166)         (27)           -
  Other transactions (note 2)                           (55)          (2)         64           6            7            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions           56,381       99,476     148,167     149,834       13,713            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

Increase (decrease) in net assets                    58,012       92,469     172,891     149,393       14,234            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

Net assets at beginning of year                      92,469            -     149,393           -            -            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

Net assets at end of year                       $   150,481       92,469     322,284     149,393       14,234            -
                                                ============  ===========  ==========  ==========  ===========  ==========


See accompanying notes to financial statements.


                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                          of
                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                    Statements of Changes in Net Assets (Continued)

                    For the years ended December 31, 1995 and 1994

                                    (In thousands)

                                                 Small    Small    Total       Total
                                                  Cap      Cap      All         All
                                                  Fund    Fund     Funds       Funds
                                                --------  -----  ----------  ----------
                                                  1995    1994      1995        1994
                                                --------  -----  ----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $   (25)      -    188,557      86,043
  Realized gains (losses) on investments, net         -       -     68,622      24,691
  Net change in unrealized appreciation
   (depreciation) on investments                    183       -    896,966    (527,714)
                                                --------  -----  ----------  ----------

     Net increase (decrease) in net assets
      from operations                               158       -  1,154,145    (416,980)
                                                --------  -----  ----------  ----------
 Contract transactions (note 6):
  Purchase payments                               2,140       -  1,087,266   2,292,042
  Transfers between funds                        11,013       -    (11,990)          -
  Surrenders and terminations                       (36)      -   (884,622)   (511,208)
  Rescissions                                       (19)      -    (26,236)    (40,261)
  Other transactions (note 2)                         4       -      2,644         600
                                                --------  -----  ----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions       13,102       -    167,062   1,741,173
                                                --------  -----  ----------  ----------

Increase (decrease) in net assets                13,260       -  1,321,207   1,324,193
                                                --------  -----  ----------  ----------

Net assets at beginning of year                       -       -  6,382,004   5,057,811
                                                --------  -----  ----------  ----------

Net assets at end of year                       $13,260       -  7,703,211   6,382,004
                                                ========  =====  ==========  ==========


See accompanying notes to financial statements.

                       ALLIANZ LIFE VARIABLE ACCOUNT B

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                        Notes to Financial Statements

                              December 31, 1995

1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to deferred annuity contract owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Templeton Developing Markets Equity Fund and Templeton Global Growth Fund were added as available investment options on March 15, 1994. The Templeton Global Asset Allocation Fund, Fixed Account and Small Cap Fund were added as available investment options on May 1, 1995, October 1, 1995 and November 1, 1995, respectively. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the years ended December 31, 1995 and 1994 were $4,294,361 and $3,070,519, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:


VALUEMARK II                  VALUEMARK III
-------------------           -------------------
Years Since Payment  Charge   Years Since Payment  Charge
-------------------  -------  -------------------  -------

0-1                       5%                  0-1       6%
1-2                       5%                  1-2       5%
2-3                       4%                  2-3       4%
3-4                       3%                  3-4       3%
4-5                     1.5%                  4-5     1.5%
5+                        0%                   5+       0%



and (c) adding the products of each multiplication in (b) above.

A deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1995 and 1994 were $12,373,225 and $8,600,401, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the years ended December 31, 1995 and 1994 were $119,180 and $88,989, respectively. Transfer charges are reflected in the financial statements as other transactions. Transfers to the Fixed Account were $11,989,631 during the year ended December 31, 1995.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

3.  CAPITALIZATION

On January 5, 1994, $100 and $500,100 was provided by Allianz Life for the establishment of the Templeton Developing Markets Equity Fund and Templeton Global Growth Fund, respectively. All investments were withdrawn by Allianz Life on August 29, 1994 at the then-current market value of $535,212.

On April 18, 1995, $500,000 was provided by Allianz Life for the establishment of the Templeton Global Asset Allocation Fund. All investments were withdrawn by Allianz Life on December 21, 1995 at the then-current market value of $525,500.

On September 18, 1995, $250,000 was provided by Allianz Life for the establishment of the Small Cap Fund. On December 31, 1995, the market value of this investment was $255,750.

4.  INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1995 (in thousands):



Money Market Fund                         $334,323
Growth and Income Fund                     228,178
Precious Metals Fund                        47,816
High Income Fund                           113,096
Real Estate Securities Fund                 27,566
U.S. Government Securities Fund             81,756
Utility Equity Fund                        125,296
Zero Coupon Fund - 1995                      7,693
Zero Coupon Fund - 2000                     33,059
Zero Coupon Fund - 2005                     23,101
Zero Coupon Fund - 2010                     51,558
Global Income Fund                          21,630
Investment Grade Intermediate Bond Fund     19,654
Income Securities Fund                     163,073
Adjustable U.S. Government Fund             36,931
Templeton Pacific Growth Fund               85,778
Rising Dividends Fund                       80,456
Templeton International Equity Fund        112,294
Templeton Developing Markets Equity Fund    74,549
Templeton Global Growth Fund               152,536
Templeton Global Asset Allocation Fund      18,572
Small Cap Fund                              13,104



5.  FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA)

Transactions in units for each fund for the years ended December 31, 1995 and 1994 were as follows:



                                                                   Growth                           Real         U.S.
                                                         Money      and     Precious     High      Estate     Government
                                                        Market     Income    Metals     Income   Securities   Securities
                                                         Fund       Fund      Fund       Fund       Fund         Fund
                                                       ---------  --------  ---------  --------  -----------  -----------
Accumulation units outstanding at December 31, 1993      10,247    24,719      4,685    11,787        5,589       40,402
Contract transactions:
 Purchase payments                                       33,071     9,135      2,732     4,967        4,417        7,429
 Transfers between funds                                  2,902     4,379      1,303       422        2,206       (6,649)
 Surrenders and terminations                             (6,011)   (2,397)      (409)   (1,428)        (525)      (4,458)
 Rescissions                                               (792)     (137)       (26)      (75)         (41)        (239)
 Other transactions                                          20        (4)         -         6           (1)           5
                                                       ---------  --------  ---------  --------  -----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions         29,190    10,976      3,600     3,892        6,056       (3,912)
                                                       ---------  --------  ---------  --------  -----------  -----------

Accumulation units outstanding at December 31, 1994      39,437    35,695      8,285    15,679       11,645       36,490
                                                       =========  ========  =========  ========  ===========  ===========

Accumulation unit value per unit at December 31, 1994  $ 12.354    13.215     13.979    14.608       15.594       13.835
                                                       =========  ========  =========  ========  ===========  ===========

Contract transactions:
 Purchase payments                                       15,069     6,403        796     2,877        1,233        3,115
 Transfers between funds                                (13,495)    9,757     (1,290)    2,959         (792)        (266)
 Surrenders and terminations                             (9,580)   (4,859)      (846)   (2,661)      (1,077)      (4,916)
 Rescissions                                               (410)     (118)       (24)     (102)         (17)        (118)
 Other transactions                                          19        15         (2)        4            6            8
                                                       ---------  --------  ---------  --------  -----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions         (8,397)   11,198     (1,366)    3,077         (647)      (2,177)
                                                       ---------  --------  ---------  --------  -----------  -----------

Accumulation units outstanding at December 31, 1995      31,040    46,893      6,919    18,756       10,998       34,313
                                                       =========  ========  =========  ========  ===========  ===========

Accumulation unit value per unit at December 31, 1995  $ 12.883    17.310     14.109    17.252       18.073       16.298
                                                       =========  ========  =========  ========  ===========  ===========

Accumulation net assets at December 31, 1995           $399,901   811,706     97,630   323,580      198,773      559,234
                                                       =========  ========  =========  ========  ===========  ===========


6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA) (CONTINUED)



                                                                     Zero      Zero     Zero     Zero
                                                         Utility    Coupon    Coupon   Coupon   Coupon    Global
                                                         Equity     Fund -    Fund -   Fund -   Fund -    Income
                                                          Fund       1995      2000     2005     2010      Fund
                                                       -----------  -------  --------  -------  -------  --------
Accumulation units outstanding at December 31, 1993        84,217    3,092     3,787    2,020    1,405    13,054
Contract transactions:
 Purchase payments                                         12,472      344     1,434      942      541     5,526
 Transfers between funds                                  (19,941)     224       114       (4)     864      (465)
 Surrenders and terminations                               (6,391)    (462)     (357)    (154)    (204)   (1,178)
 Rescissions                                                 (264)      (2)      (24)     (18)     (17)      (92)
 Other transactions                                           (11)      (1)       (1)      (6)       -        10
                                                       -----------  -------  --------  -------  -------  --------
     Net increase (decrease) in accumulation
      units resulting from contract transactions          (14,135)     103     1,166      760    1,184     3,801
                                                       -----------  -------  --------  -------  -------  --------

Accumulation units outstanding at December 31, 1994        70,082    3,195     4,953    2,780    2,589    16,855
                                                       ===========  =======  ========  =======  =======  ========

Accumulation unit value per unit at December 31, 1994  $   15.104   14.380    15.373   16.096   15.930    13.726
                                                       ===========  =======  ========  =======  =======  ========

Contract transactions:
 Purchase payments                                          4,303      106       966      715      652       904
 Transfers between funds                                      736   (2,398)      800      269      511    (1,494)
 Surrenders and terminations                               (8,372)    (905)     (636)    (249)    (297)   (2,058)
 Rescissions                                                 (113)      (3)      (16)     (10)     (27)      (28)
 Other transactions                                            33        5        (1)      (1)       9         2
                                                       -----------  -------  --------  -------  -------  --------
     Net increase (decrease) in accumulation
      units resulting from contract transactions           (3,413)  (3,195)    1,113      724      848    (2,674)
                                                       -----------  -------  --------  -------  -------  --------

Accumulation units outstanding at December 31, 1995        66,669        -     6,066    3,504    3,437    14,181
                                                       ===========  =======  ========  =======  =======  ========

Accumulation unit value per unit at December 31, 1995  $   19.565        -    18.294   20.914   22.431    15.522
                                                       ===========  =======  ========  =======  =======  ========

Accumulation net assets at December 31, 1995           $1,304,348        -   110,965   73,292   77,136   220,143
                                                       ===========  =======  ========  =======  =======  ========


6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA) (CONTINUED)



                                                         Investment                 Adjustable   Templeton
                                                           Grade         Income        U.S.       Pacific      Rising
                                                        Intermediate   Securities   Government     Growth    Dividends
                                                         Bond Fund        Fund         Fund         Fund        Fund
                                                       --------------  -----------  -----------  ----------  ----------
Accumulation units outstanding at December 31, 1993            7,677       38,967       24,975      14,240      26,256
Contract transactions:
 Purchase payments                                             2,779       19,487       10,678      10,676       6,295
 Transfers between funds                                         (28)       2,539      (12,898)      3,849      (1,955)
 Surrenders and terminations                                    (619)      (4,065)      (2,716)     (1,371)     (1,748)
 Rescissions                                                     (37)        (364)        (184)       (164)        (83)
 Other transactions                                                -            5           10           1          13
                                                       --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions               2,095       17,602       (5,110)     12,991       2,522
                                                       --------------  -----------  -----------  ----------  ----------

Accumulation units outstanding at December 31, 1994            9,772       56,569       19,865      27,231      28,778
                                                       ==============  ===========  ===========  ==========  ==========

Accumulation unit value per unit at December 31, 1994  $      14.257       16.392       11.077      12.802       9.769
                                                       ==============  ===========  ===========  ==========  ==========

Contract transactions:
 Purchase payments                                             1,016        7,979        3,753       2,065       3,782
 Transfers between funds                                          30        1,879       (6,551)     (4,013)      4,493
 Surrenders and terminations                                  (1,099)      (6,965)      (2,397)     (2,714)     (3,208)
 Rescissions                                                     (25)        (192)         (95)        (82)        (68)
 Other transactions                                               (2)          39           25          (4)         12
                                                       --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions                 (80)       2,740       (5,265)     (4,748)      5,011
                                                       --------------  -----------  -----------  ----------  ----------

Accumulation units outstanding at December 31, 1995            9,692       59,309       14,600      22,483      33,789
                                                       ==============  ===========  ===========  ==========  ==========

Accumulation unit value per unit at December 31, 1995  $      15.463       19.785       11.951      13.630      12.498
                                                       ==============  ===========  ===========  ==========  ==========

Accumulation net assets at December 31, 1995           $     149,882    1,173,447      174,507     306,448     422,318
                                                       ==============  ===========  ===========  ==========  ==========


6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA) (CONTINUED)



                                                                    Templeton                Templeton
                                                     Templeton     Developing   Templeton     Global
                                                   International     Markets      Global       Asset      Small     Total
                                                      Equity         Equity       Growth    Allocation     Cap       All
                                                       Fund           Fund         Fund        Fund       Fund      Funds
                                                  ---------------  -----------  ----------  -----------  -------  ----------
Accumulation units outstanding
 at December 31, 1993                                     24,026            -           -            -        -     341,145
Contract transactions:
 Purchase payments                                        23,800        5,673       8,715            -        -     171,113
 Transfers between funds                                  15,240        4,296       6,300            -        -       2,698
 Surrenders and terminations                              (2,341)        (146)       (265)           -        -     (37,245)
 Rescissions                                                (268)         (49)       (114)           -        -      (2,990)
 Other transactions                                            7            -           1            -        -          54
                                                  ---------------  -----------  ----------  -----------  -------  ----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions          36,438        9,774      14,637            -        -     133,630
                                                  ---------------  -----------  ----------  -----------  -------  ----------

Accumulation units outstanding
 at December 31, 1994                                     60,464        9,774      14,637            -        -     474,775
                                                  ===============  ===========  ==========  ===========  =======  ==========

Accumulation unit value per
 unit at December 31, 1994                        $       12.161        9.454      10.201            -        -
                                                  ===============  ===========  ==========  ===========  =======

Contract transactions:
 Purchase payments                                         7,774        4,364      10,991          538      212      79,613
 Transfers between funds                                  (2,530)       2,372       4,306          916    1,096      (2,705)
 Surrenders and terminations                              (5,662)        (773)     (1,448)        (114)      (4)    (60,840)
 Rescissions                                                (168)        (112)       (183)          (3)      (2)     (1,916)
 Other transactions                                            5           (7)          6            1        -         172
                                                  ---------------  -----------  ----------  -----------  -------  ----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions            (581)       5,844      13,672        1,338    1,302      14,324
                                                  ---------------  -----------  ----------  -----------  -------  ----------

Accumulation units outstanding
 at December 31, 1995                                     59,883       15,618      28,309        1,338    1,302     489,099
                                                  ===============  ===========  ==========  ===========  =======  ==========

Accumulation unit value per
 unit at December 31, 1995                        $       13.263        9.582      11.339       10.591   10.146
                                                  ===============  ===========  ==========  ===========  =======

Accumulation net assets at December 31, 1995      $      794,226      149,649     320,997       14,167   13,211   7,695,560
                                                  ===============  ===========  ==========  ===========  =======  ==========
